Taxation - Schedule of Net Operating Loss Carryforwards (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	$ 3,823,700	$ 4,390,265
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	34,569
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	782,180
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	1,560,669
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	224,364
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	448,457
Tax Year 2031 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total net operating loss carryforwards	$ 773,461